Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue:
Total revenue	$ 87,641,416	$ 16,506,426	$ 135,082,056	$ 45,364,632	$ 96,516,439	$ 202,437,316	$ 75,516,562
Operating expenses:
Cost of revenues	27,286,383	9,787,029	46,766,587	23,701,627	42,066,179	86,032,540	40,392,001
Selling and marketing	61,510,343	16,328,695	112,035,657	37,821,260	95,210,452	74,181,413	19,257,984
General and administrative	9,838,725	4,670,798	17,205,979	9,913,236	22,283,772	18,121,437	12,049,547
Research and development	3,757,264	3,668,698	7,115,168	8,033,936	14,364,827	13,905,426	12,345,518
Legal expense	6,685,984	5,280,402	7,100,497	8,709,589	10,832,877	2,038,974	802,044
Net loss (gain) on digital assets			(4,153,223)	(732,410)	(1,683,946)	4,000	5,065,413
Total operating expenses	109,078,699	39,735,622	190,223,888	88,179,648	183,074,161	194,283,790	89,912,507
Loss from operations	(21,437,283)	(23,229,196)	(55,141,832)	(42,815,016)	(86,557,722)	8,153,526	(14,395,945)
Other income (expense):
Interest expense	(2,742,902)	(945,279)	(4,307,057)	(1,517,070)	(2,366,014)	(3,657,958)	(694,374)
Interest income	1,408,200	936,241	2,532,891	1,826,501	3,490,743	1,819,121	614,426
Impairment of investment in affiliates					(1,000,000)
Other income	5,617,626	723,372	1,879,057	1,041,841	124,729	(1,838,837)	(79,948)
(Loss) income before provision for income taxes	(15,819,657)	(22,505,824)	(53,262,775)	(41,773,175)	(86,432,993)	6,314,689	(14,475,893)
Income tax provision				(4,403,068)	3,534,602	(2,697,435)	(765,185)
Net loss	(15,819,657)	(22,505,824)	(53,262,775)	(37,370,107)	(89,967,595)	9,012,124	(13,710,708)
Net income (loss) attributable to noncontrolling interests	62,865	(23,011)	36,657	(43,210)	(172,101)	(151,670)
Net (loss) income	$ (15,882,522)	$ (22,482,813)	$ (53,299,432)	$ (37,326,897)	$ (89,795,494)	$ 9,163,794	$ (13,710,708)
Basic net (loss) income per share	$ (0.569)	$ (0.889)	$ (1.933)	$ (1.485)	$ (3.482)	$ 0.37	$ (0.565)
Diluted loss per share (in dollars per share)	$ (0.569)	$ (0.889)	$ (1.933)	$ (1.485)	$ (3.482)	$ 0.353	$ (0.565)
Weighted average shares outstanding, basic	27,928,342	25,276,878	27,574,641	25,138,698	25,791,117	24,775,858	24,264,683
Weighted average common shares outstanding - diluted	27,928,342	25,276,878	27,574,641	25,138,698	25,791,117	25,929,246	24,264,683
Licensed content and other revenue
Revenue:
Total revenue	$ 87,397,850	$ 15,306,128	$ 133,604,594	$ 40,576,400	$ 88,691,769	$ 167,150,134	$ 41,536,516
Pay it Forward revenue
Revenue:
Total revenue	$ 243,566	$ 1,200,298	$ 1,477,462	$ 4,788,232	$ 7,824,670	$ 35,287,182	$ 33,980,046